UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	7-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2014

Global Real Estate - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
AUSTRALIA — 6.6%
Charter Hall Group	245,050	978,691
Goodman Group	306,742	1,506,274
Scentre Group(1)	601,981	1,902,031
Stockland	123,651	463,744
Westfield Corp.	184,074	1,270,259
		6,120,999
BRAZIL — 0.8%
BR Malls Participacoes SA	82,800	719,334
CANADA — 2.4%
Allied Properties Real Estate Investment Trust	30,391	974,430
Brookfield Asset Management, Inc., Class A	16,442	734,135
Chartwell Retirement Residences	56,223	556,893
		2,265,458
CHINA — 4.0%
China Overseas Land & Investment Ltd.	586,000	1,780,194
China Vanke Co. Ltd., H Shares(1)	425,500	942,133
KWG Property Holding Ltd.	1,292,500	946,962
		3,669,289
FRANCE — 4.4%
Gecina SA	4,666	665,011
Klepierre	24,476	1,156,441
Unibail-Rodamco SE	8,437	2,257,902
		4,079,354
GERMANY — 2.2%
Deutsche Annington Immobilien SE	35,813	1,095,892
Grand City Properties SA(1)	72,039	902,049
		1,997,941
HONG KONG — 8.3%
Cheung Kong Holdings Ltd.	52,000	1,007,389
Link Real Estate Investment Trust (The)	328,000	1,858,427
Sino Land Co. Ltd.	554,000	951,719
Sun Hung Kai Properties Ltd.	141,000	2,136,037
Swire Properties Ltd.	293,400	954,200
Wharf Holdings Ltd.	101,000	807,427
		7,715,199
INDIA — 0.5%
Phoenix Mills Ltd. (The)	15,841	91,868
Prestige Estates Projects Ltd.	94,015	387,113
		478,981
INDONESIA — 0.8%
PT Pakuwon Jati Tbk	5,883,500	210,826
PT Summarecon Agung Tbk	4,445,700	490,320
		701,146

JAPAN — 11.5%
Daiwa House REIT Investment Corp.	255	1,132,497
GLP J-REIT	959	1,068,136
Hulic Co. Ltd.	50,000	590,814
Hulic Reit, Inc.(1)	289	493,262
Invincible Investment Corp.	2,742	697,728
Mitsubishi Estate Co. Ltd.	40,000	980,826
Mitsui Fudosan Co. Ltd.	101,000	3,339,209
Orix JREIT, Inc.	788	1,079,182
Sumitomo Realty & Development Co. Ltd.	29,000	1,200,036
		10,581,690
MEXICO — 1.0%
Corp. Inmobiliaria Vesta SAB de CV	416,543	897,678
SINGAPORE — 2.8%
CapitaCommercial Trust	372,000	496,370
CapitaLand Ltd.	435,000	1,198,149
Mapletree Commercial Trust	371,000	416,020
Suntec Real Estate Investment Trust	318,000	455,487
		2,566,026
SPAIN — 0.4%
Realia Business SA(1)	220,686	347,455
SWEDEN — 1.0%
Fabege AB	69,367	949,436
THAILAND — 0.8%
Central Pattana PCL	187,600	278,788
Pruksa Real Estate PCL	247,100	257,343
Quality Houses PCL	1,754,600	213,821
		749,952
UNITED ARAB EMIRATES — 0.5%
Emaar Properties PJSC	175,662	466,421
UNITED KINGDOM — 6.0%
Ashtead Group plc	54,151	811,534
Big Yellow Group plc	58,965	498,401
Derwent London plc	17,109	769,219
Great Portland Estates plc	68,711	739,937
Hammerson plc	94,293	953,643
Land Securities Group plc	74,415	1,304,531
Safestore Holdings plc	135,782	471,855
		5,549,120
UNITED STATES — 44.3%
Alexandria Real Estate Equities, Inc.	22,491	1,767,793
Apartment Investment & Management Co., Class A	61,954	2,117,588
D.R. Horton, Inc.	56,351	1,166,466
DDR Corp.	101,820	1,785,923
Duke Realty Corp.	123,113	2,214,803
Education Realty Trust, Inc.	155,924	1,646,558
Equity One, Inc.	69,542	1,614,765
Essex Property Trust, Inc.	13,249	2,511,613
Health Care REIT, Inc.	45,807	2,914,699
Hilton Worldwide Holdings, Inc.(1)	57,236	1,385,684
Howard Hughes Corp. (The)(1)	9,091	1,322,013
Hudson Pacific Properties, Inc.	60,403	1,546,317
Hyatt Hotels Corp., Class A(1)	20,723	1,219,134

Kilroy Realty Corp.	27,539	1,703,012
Marriott International, Inc., Class A	21,102	1,365,510
Pebblebrook Hotel Trust	38,426	1,398,706
Prologis, Inc.	53,350	2,177,214
Simon Property Group, Inc.	21,707	3,650,900
Taubman Centers, Inc.	24,572	1,807,516
UDR, Inc.	77,663	2,258,440
United Rentals, Inc.(1)	13,739	1,454,960
WP Carey, Inc.	28,217	1,854,703
		40,884,317
TOTAL COMMON STOCKS (Cost $83,369,784)		90,739,796
WARRANTS†
HONG KONG†
Sun Hung Kai Properties Ltd.(1) (Cost $—)	8,000	20,109
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $305,557), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $299,498)		299,497
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $305,496), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $299,497)		299,497
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $244,676), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $239,597)		239,597
SSgA U.S. Government Money Market Fund, Class N	962,466	962,466
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,801,057)		1,801,057
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $85,170,841)		92,560,962
OTHER ASSETS AND LIABILITIES — (0.3)%		(267,121)
TOTAL NET ASSETS — 100.0%		$92,293,841

Sub-Industry Allocation
(as a % of net assets)
Retail REITs	20.3%
Diversified Real Estate Activities	13.4%
Office REITs	12.1%
Real Estate Development	10.1%
Residential REITs	10.0%
Diversified REITs	7.3%
Specialized REITs	5.8%
Real Estate Operating Companies	5.4%
Industrial REITs	5.2%
Hotels, Resorts and Cruise Lines	4.3%
Trading Companies and Distributors	2.5%
Homebuilding	1.3%
Health Care REITS	0.6%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Foreign Common Stocks	734,135	49,121,344	—
Domestic Common Stocks	40,884,317	—	—
Warrants	—	20,109	—
Temporary Cash Investments	962,466	838,591	—
	42,580,918	49,980,044	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$85,976,781
Gross tax appreciation of investments	$7,248,611
Gross tax depreciation of investments	(664,430)
Net tax appreciation (depreciation) of investments	$6,584,181

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
July 31, 2014

Real Estate - Schedule of Investments
JULY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
ASSET MANAGEMENT AND CUSTODY BANKS — 0.9%
Blackstone Group LP	413,744	13,521,154
DIVERSIFIED REITs — 7.4%
Cousins Properties, Inc.	1,335,491	16,533,378
Empire State Realty Trust, Inc.	572,378	9,295,419
Vornado Realty Trust	532,221	56,426,070
WP Carey, Inc.	504,979	33,192,270
		115,447,137
HOMEBUILDING — 1.0%
D.R. Horton, Inc.	731,893	15,150,185
HOTELS, RESORTS AND CRUISE LINES — 3.8%
Hilton Worldwide Holdings, Inc.(1)	953,971	23,095,638
Hyatt Hotels Corp., Class A(1)	250,700	14,748,681
Marriott International, Inc., Class A	330,022	21,355,724
		59,200,043
INDUSTRIAL REITs — 5.7%
DCT Industrial Trust, Inc.	1,931,600	15,124,428
Prologis, Inc.	1,817,772	74,183,275
		89,307,703
OFFICE REITs — 14.8%
Alexandria Real Estate Equities, Inc.	443,400	34,851,240
Boston Properties, Inc.	485,335	57,973,266
Corporate Office Properties Trust	502,025	14,242,449
Duke Realty Corp.	1,785,334	32,118,159
Hudson Pacific Properties, Inc.	794,500	20,339,200
Kilroy Realty Corp.	514,501	31,816,742
SL Green Realty Corp.	363,095	39,141,641
		230,482,697
REAL ESTATE DEVELOPMENT — 1.1%
Howard Hughes Corp. (The)(1)	116,264	16,907,111
RESIDENTIAL REITs — 19.5%
American Campus Communities, Inc.	728,073	28,336,601
Apartment Investment & Management Co., Class A	862,051	29,464,903
AvalonBay Communities, Inc.	409,477	60,635,354
Camden Property Trust	339,738	24,583,442
Education Realty Trust, Inc.	1,062,785	11,223,010
Equity Residential	1,030,025	66,591,116
Essex Property Trust, Inc.	249,060	47,214,304
UDR, Inc.	1,216,785	35,384,108
		303,432,838
RETAIL REITs — 23.1%
Acadia Realty Trust	547,100	15,444,633
Brixmor Property Group, Inc.	269,852	6,112,148
DDR Corp.	1,712,354	30,034,689
Equity One, Inc.	1,078,027	25,031,787

General Growth Properties, Inc.	2,033,335	47,519,039
Kimco Realty Corp.	968,905	21,684,094
Macerich Co. (The)	397,791	25,860,393
National Retail Properties, Inc.	349,708	12,439,113
Simon Property Group, Inc.	837,399	140,842,138
Taubman Centers, Inc.	473,582	34,836,692
		359,804,726
SPECIALIZED REITs — 20.3%
Extra Space Storage, Inc.	241,073	12,470,706
HCP, Inc.	620,933	25,787,348
Health Care REIT, Inc.	953,149	60,648,871
Healthcare Trust of America, Inc., Class A	1,253,248	14,926,184
Host Hotels & Resorts, Inc.	2,566,978	55,806,102
Pebblebrook Hotel Trust	607,407	22,109,615
Public Storage	295,063	50,635,761
Rayonier, Inc.	405,222	13,801,861
RLJ Lodging Trust	596,529	16,726,673
Ventas, Inc.	692,144	43,951,144
		316,864,265
TRADING COMPANIES AND DISTRIBUTORS — 1.4%
United Rentals, Inc.(1)	205,449	21,757,049
TOTAL COMMON STOCKS (Cost $1,104,439,588)		1,541,874,908
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $2,423,366), in a joint trading account at 0.07%, dated 7/31/14, due 8/1/14 (Delivery value $2,375,305)		2,375,300
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 9/30/14, valued at $2,422,878), in a joint trading account at 0.01%, dated 7/31/14, due 8/1/14 (Delivery value $2,375,301)		2,375,300
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $1,940,521), in a joint trading account at 0.03%, dated 7/31/14, due 8/1/14 (Delivery value $1,900,242)		1,900,240
SSgA U.S. Government Money Market Fund, Class N	7,627,578	7,627,578
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,278,418)		14,278,418
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,118,718,006)		1,556,153,326
OTHER ASSETS AND LIABILITIES — 0.1%		2,289,940
TOTAL NET ASSETS — 100.0%		$1,558,443,266

Notes to Schedule of Investments
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,541,874,908	—	—
Temporary Cash Investments	7,627,578	6,650,840	—
	1,549,502,486	6,650,840	—

3. Federal Tax Information

As of July 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,180,387,739
Gross tax appreciation of investments	$379,625,278
Gross tax depreciation of investments	(3,859,691)
Net tax appreciation (depreciation) of investments	$375,765,587

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2014